Pension and other post-retirement benefits - Defined benefit plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial loss (gain) arising from:
Administration	$ 145,344	$ 124,869
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,977	1,586
Interest income or cost	(1,476)	(1,545)
Return on assets excluding interest income	(130)	(280)
Pension plans [member] | Plan assets [member]
Disclosure of benefit plans [line items]
Fair value of plan assets, beginning of year	6,806	7,177
Interest income or cost	197	262
Return on assets excluding interest income	130	280
Employer contributions	0	0
Actuarial loss (gain) arising from:
Benefits paid	(915)	(912)
Administration	(1)	(1)
Fair value of plan assets, end of year	6,217	6,806
Pension plans [member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	62,588	54,271
Current service cost	1,977	1,586
Interest income or cost	1,673	1,807
Actuarial loss (gain) arising from:
- demographic assumptions	0	0
- financial assumptions	6,323	6,925
- experience adjustment	350	777
Past service cost	0	0
Benefits paid	(1,765)	(1,705)
Foreign exchange	973	(1,073)
Defined benefit obligation, end of year	72,119	62,588
Defined benefit liability	(65,902)	(55,782)
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	1,010	817
Interest income or cost	(792)	(841)
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Past service cost	0	0
Other Benefit Plans [Member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	24,955	21,161
Current service cost	1,010	817
Interest income or cost	792	841
Actuarial loss (gain) arising from:
- demographic assumptions	102	0
- financial assumptions	2,013	2,877
- experience adjustment	(2,236)	114
Past service cost	0	0
Benefits paid	(809)	(855)
Foreign exchange	0	0
Defined benefit obligation, end of year	25,827	24,955
Defined benefit liability	$ (25,827)	$ (24,955)